NON-CONTROLLING INTERESTS (Details) In Thousands, unless otherwise specified				0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 30, 2011 21st School CNY	Dec. 31, 2013 21st School CNY	Dec. 31, 2013 Guangzhou ZS Career Enhancement	Dec. 31, 2012 Guangzhou ZS Career Enhancement	Dec. 31, 2012 Shenyang K-12	Dec. 31, 2013 Taishidian Holding	Dec. 31, 2012 Taishidian Holding	Dec. 31, 2012 Ambow Jingxue	Dec. 31, 2012 Genesis Career Enhancement
NON-CONTROLLING INTERESTS
Retained term to operate 21st School				15 years
Total consideration for the disposal				183,677
Non-controlling interest	203	1,225	288,245		285,713
Difference between the consideration and the carrying amount of non controlling interest					102,036
Non-controlling interest (as a percent)							5.00%	10.00%		30.00%	36.00%	23.00%
Percentage of economic interest derecognized						5.00%			30.00%